Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 329,000.00
Previously Paid Amount	0.00
Total Fee Amount	45.43
Total Offset Amount	0.00
Net Fee	45.43
Narrative - Max Aggregate Offering Price	$ 329,000.00
Final Prospectus	true